Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income (loss)	$ (26,413)	$ 18,306	$ 10,541
Adjustments required to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	2,497	2,415	2,437
Impairment of intangible assets	5,264	0	0
Impairment of goodwill	25,561	0	0
Write-down of obsolete inventory	6,433	3,002	5,246
Changes in marketable securities	(140)	(20)	621
Share-based compensation expense	3,353	3,577	2,862
Deferred taxes, net	(1,885)	1,178	48
Changes in assets and liabilities:
Accounts receivable - trade	2,239	3,695	(9,472)
Accounts receivable - other	(138)	396	1,217
Change in liability for employees' severance benefits, net	(395)	149	138
Inventories	29,909	(15,289)	(33,526)
Trade accounts payable	(11,508)	(12,410)	15,031
Other accounts payable and accrued expenses	(2,852)	(9,089)	5,936
Net cash provided by (used in) operating activities	31,925	(4,090)	1,079
Cash flows from investing activities
Proceeds from short term bank deposits	0	0	5,000
Purchase of property, plant and equipment	(1,122)	(2,089)	(2,586)
Investment in intangible assets	(1,092)	(2,603)	(3,572)
Proceeds from maturity of marketable securities	4,000	16,029	37,850
Purchases of marketable securities	(9,623)	(3,998)	(19,927)
Other	320	934	0
Net cash provided by (used in) investing activities	(7,517)	8,273	16,765
Cash flows from financing activities
Exercise of options and RSUs	762	0	0
Purchase of treasury shares	(9,320)	(3,428)	(14,291)
Proceeds from reissuance of treasury shares upon exercise of options	585	2,377	4,514
Net cash used in financing activities	(7,973)	(1,051)	(9,777)
Effect of exchange rate changes on cash balances held	(197)	(1,683)	542
Increase in cash and cash equivalents	16,238	1,449	8,609
Cash and cash equivalents at beginning of year	30,734	29,285	20,676
Cash and cash equivalents at end of year	46,972	30,734	29,285
Supplementary cash flow information Non-cash transactions:
Additions of right of use assets and lease liabilities	388	1,433	451
Termination of lease agreements	(620)	0	0
Investments in property, plant and equipment	54	37	59
Non-cash Transactions Including Investments and right of use assets and lease liabilities	(178)	1,470	510
Cash paid (received) during the year for:
Income taxes	$ 601	$ (411)	$ 2,371